Receivables and Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Government receivables and investments	$ 56.8	$ 26.7
Gold receivables	0.2	3.1
Other receivables	3.9	4.9
Total receivables	60.9	34.7
Short-term investments	1.0	1.0
Prepaid expenses	15.4	13.2
Hedge derivatives	2.3	0.0
Receivables and other current assets	$ 79.6	$ 48.9